Other intangible assets (Details 1) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other intangible assets (CHF million)
Gross carrying amount	254	347
Accumulated amortization	(128)	(169)
Net carrying amount	126	178
Non-amortizing other intangible assets	84	65
of which mortgage servicing rights, at fair value	42	43
Total other intangible assets, net	210	243
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	24	28	30
Impairment	8	7	0
Estimated amortization expenses (CHF million)
2014	18
2015	18
2016	17
2017	17
2018	16
Discontinued operations
Aggregate amortization expenses and impairment losses (CHF million)
Impairment	7	0	0
Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	25	25
Accumulated amortization	(21)	(21)
Net carrying amount	4	4
Client relationships
Other intangible assets (CHF million)
Gross carrying amount	222	314
Accumulated amortization	(106)	(146)
Net carrying amount	116	168
Other
Other intangible assets (CHF million)
Gross carrying amount	7	8
Accumulated amortization	(1)	(2)
Net carrying amount	6	6
Total other intangible assets, gross	338	412
Bank
Other intangible assets (CHF million)
Gross carrying amount	254	336
Accumulated amortization	(128)	(165)
Net carrying amount	126	171
Non-amortizing other intangible assets	84	72
of which mortgage servicing rights, at fair value	42	43
Total other intangible assets, net	210	243
Aggregate amortization expenses and impairment losses (CHF million)
Aggregate amortization	24	28	30
Impairment	8	0	0
Estimated amortization expenses (CHF million)
2014	18
2015	18
2016	17
2017	17
2018	16
Bank | Discontinued operations
Aggregate amortization expenses and impairment losses (CHF million)
Impairment	7	0	0
Bank | Tradenames / trademarks
Other intangible assets (CHF million)
Gross carrying amount	25	25
Accumulated amortization	(21)	(21)
Net carrying amount	4	4
Bank | Client relationships
Other intangible assets (CHF million)
Gross carrying amount	222	303
Accumulated amortization	(106)	(142)
Net carrying amount	116	161
Bank | Other
Other intangible assets (CHF million)
Gross carrying amount	7	8
Accumulated amortization	(1)	(2)
Net carrying amount	6	6
Total other intangible assets, gross	338	408